ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2017	2016
Accounts payable	$5,158	$6,028
Provisions	1,651	1,427
Other liabilities	11,156	4,460
Total	$17,965	$11,915
The current and non-current balances of accounts payable and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
Current	$11,148	$7,721
Non-current	6,817	4,194
Total	$17,965	$11,915

Schedule of post-employment benefit plans

AS AT DEC. 31 (MILLIONS)	2017	2016
Plan assets	$516	$592
Less accrued benefit obligation:
Defined benefit pension plan	(685)	(790)
Other post-employment benefits	(90)	(88)
Net liability	(259)	(286)
Less: net actuarial gains (losses)	(2)	2
Accrued benefit liability	$(261)	$(284)